Borrowings	12 Months Ended
Mar. 31, 2011
Borrowings
Borrowings

12. Borrowings:

Short-term and long-term borrowings of Nomura as of March 31, 2010 and 2011 are shown below:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Short-term borrowings(1):
Commercial paper	¥484,614	¥379,500	$4,586
Bank borrowings	631,879	563,748	6,812
Other	185,171	223,829	2,704

Total	¥1,301,664	¥1,167,077	$14,102

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,235,948	¥2,559,325	$30,925
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,157,449	1,365,805	16,503
Non-Japanese yen denominated	534,494	748,626	9,046
Floating-rate obligations:
Japanese yen denominated	139,824	897,147	10,840
Non-Japanese yen denominated	194,427	364,796	4,408
Index / Equity-linked obligations:
Japanese yen denominated	1,434,094	1,251,330	15,120
Non-Japanese yen denominated	744,428	985,723	11,911

	4,204,716	5,613,427	67,828

Sub-Total	6,440,664	8,172,752	98,753

Trading balances of secured borrowings	758,397	230,165	2,781

Total	¥7,199,061	¥8,402,917	$101,534

(1)	Includes secured borrowings of ¥25,411 million as of March 31, 2010 and ¥44,159 million ($534 million) as of March 31, 2011.
(2)	Includes secured borrowings of ¥30,879 million as of March 31, 2010 and ¥6,093 million ($74 million) as of March 31, 2011.
(3)	Includes secured borrowings of ¥66,078 million as of March 31, 2010 and ¥1,000,856 million ($12,093 million) as of March 31, 2011.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura's trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Debt issued by the Company	¥2,674,768	¥3,205,519	$38,733
Debt issued by subsidiaries—guaranteed by the Company	2,145,020	2,270,308	27,432
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,379,273	2,927,090	35,369

Total	¥7,199,061	¥8,402,917	$101,534

(1)	Includes trading balances of secured borrowings.

As of March 31, 2010, fixed-rate long-term borrowings are due between 2010 and 2056 at interest rates ranging from 0.10% to 7.00%. Floating-rate obligations, which are generally based on LIBOR, are due between 2010 and 2052 at interest rates ranging from 0.04% to 3.95%. Index / Equity-linked obligations are due between 2010 and 2042 at interest rates ranging from 0.00% to 23.95%.

As of March 31, 2011, fixed-rate long-term borrowings are due between 2011 and 2035 at interest rates ranging from 0.00% to 10.01%. Floating-rate obligations, which are generally based on LIBOR, are due between 2011 and 2038 at interest rates ranging from 0.10% to 8.30%. Index / Equity-linked obligations are due between 2011 and 2042 at interest rates ranging from 0.00% to 32.50%.

Certain borrowing agreements of subsidiaries contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, bonds and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

The effective weighted-average interest rates of borrowings, including the effect of fair value hedges, were as follows:

	March 31
	2010	2011
Short-term borrowings	0.94%	0.63%
Long-term borrowings	1.60%	1.48%
Fixed-rate obligations	2.03%	2.30%
Floating-rate obligations	1.14%	0.99%
Index / Equity-linked obligations	1.62%	1.20%

Maturities of long-term borrowings

The aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2010 consist of the following:

Year ending March 31	Millions of yen
2011	¥477,200
2012	742,663
2013	885,951
2014	418,999
2015	866,280
2016 and thereafter	3,049,571

Sub-Total	6,440,664

Trading balances of secured borrowings	758,397

Total	¥7,199,061

The aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2011 consist of the following:

Year ending March 31	Millions of yen	Translation into millions of U.S. dollars
2012	¥892,016	$10,778
2013	980,689	11,850
2014	936,836	11,320
2015	1,239,348	14,975
2016	856,532	10,350
2017 and thereafter	3,267,331	39,480

Sub-Total	8,172,752	98,753

Trading balances of secured borrowings	230,165	2,781

	¥8,402,917	$101,534

Borrowing facilities

As of March 31, 2010 and 2011, Nomura had unutilized borrowing facilities of ¥172,309 million and ¥124,380 million ($1,503 million), respectively.

Subordinated borrowings

As of March 31, 2010 and 2011, subordinated borrowings were ¥908,755 million and ¥1,059,261 million ($12,799 million), respectively.